Intangible assets	12 Months Ended
Dec. 31, 2018
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Intangible assets

11. Intangible assets

All figures in £ millions	Goodwill	Software	Acquired customer lists, contracts and relationships	Acquired trademarks and brands	Acquired publishing rights	Other intangibles acquired	Total
Cost
At 1 January 2017	2,341	798	974	353	211	600	5,277
Exchange differences	(148)	(46)	(74)	(26)	(6)	(50)	(350)
Additions – internal development	—	133	—	—	—	—	133
Additions – purchased	—	17	—	—	—	—	17
Disposals	—	(23)	—	—	—	—	(23)
Disposal through business disposal	—	(4)	(9)	(19)	—	(27)	(59)
Transfer from property, plant and equipment	—	11	—	—	—	—	11
Transfer to assets classified as held for sale	(163)	(4)	(2)	(27)	(21)	(34)	(251)

At 31 December 2017	2,030	882	889	281	184	489	4,755
Exchange differences	74	32	39	(2)	—	1	144
Additions – internal development	—	124	—	—	—	—	124
Additions – purchased	—	6	—	—	—	—	6
Disposals	—	(94)	(18)	(12)	—	(33)	(157)
Disposal through business disposal	—	(2)	—	—	—	—	(2)
Transfer from property, plant and equipment	—	11	—	—	—	—	11
Transfer from assets classified as held for sale	7	—	—	—	—	—	7

At 31 December 2018	2,111	959	910	267	184	457	4,888

Amortisation
At 1 January 2017	—	(461)	(555)	(209)	(198)	(412)	(1,835)
Exchange differences	—	30	43	13	4	36	126
Charge for the year	—	(85)	(77)	(18)	(3)	(40)	(223)
Disposals	—	21	—	—	—	—	21
Disposal through business disposal	—	2	8	18	—	22	50
Transfer to assets classified as held for sale	—	—	1	16	19	34	70

At 31 December 2017	—	(493)	(580)	(180)	(178)	(360)	(1,791)
Exchange differences	—	(23)	(26)	1	2	(10)	(56)
Charge for the year	—	(88)	(59)	(14)	(2)	(24)	(187)
Disposals	—	92	18	12	—	33	155
Disposal through business disposal	—	—	—	—	—	—	—

At 31 December 2018	—	(512)	(647)	(181)	(178)	(361)	(1,879)

Carrying amounts
At 1 January 2017	2,341	337	419	144	13	188	3,442
At 31 December 2017	2,030	389	309	101	6	129	2,964

At 31 December 2018	2,111	447	263	86	6	96	3,009

Goodwill

The goodwill carrying value of £2,111m relates to acquisitions completed after 1 January 1998. Prior to 1 January 1998 all goodwill was written off to reserves on the date of acquisition. For acquisitions completed between 1 January 1998 and 31 December 2002, no value was ascribed to intangibles other than goodwill which was amortised over a period of up to 20 years. On adoption of IFRS on 1 January 2003, the Group chose not to restate the goodwill balance and at that date the balance was frozen (i.e. amortisation ceased). If goodwill had been restated, then a significant value would have been ascribed to other intangible assets, which would be subject to amortisation, and the carrying value of goodwill would be significantly lower. For acquisitions completed after 1 January 2003, value has been ascribed to other intangible assets which are amortised.

Other intangible assets

Other intangibles acquired include content, technology and software rights.

Intangible assets are valued separately for each acquisition and the primary method of valuation used is the discounted cash flow method. The majority of acquired intangibles are amortised using an amortisation profile based on the projected cash flows underlying the acquisition date valuation of the intangible asset, which generally results in a larger proportion of amortisation being recognised in the early years of the asset’s life. The Group keeps the expected pattern of consumption under review.

Amortisation of £18m (2017: £17m) is included in the income statement in cost of goods sold and £169m (2017: £206m) in operating expenses.

The range of useful economic lives for each major class of intangible asset (excluding goodwill and software) is shown below:

2018
Class of intangible asset	Useful economic life
Acquired customer lists, contracts and relationships	3-20 years
Acquired trademarks and brands	2-20 years
Acquired publishing rights	5-20 years
Other intangibles acquired	2-20 years

The expected amortisation profile of acquired intangible assets is shown below:

	2018
All figures in £ millions	One to five years	Six to ten years	More than ten years	Total
Class of intangible asset
Acquired customer lists, contracts and relationships	187	66	10	263
Acquired trademarks and brands	49	27	10	86
Acquired publishing rights	5	1	—	6
Other intangibles acquired	77	19	—	96

Impairment tests for cash-generating units (CGUs) containing goodwill

Impairment tests have been carried out where appropriate as described below. Goodwill was allocated to CGUs, or an aggregation of CGUs, where goodwill could not be reasonably allocated to individual business units. Impairment reviews were conducted on these CGUs (including Growth given the recent write down of goodwill). The recoverable amount for each unit exceeds its carrying value, therefore there is no impairment in 2018. The carrying value of the goodwill in each of the CGUs is summarised below:

All figures in £ millions	2018	2017
North America	930	1,013
Core	701	641
Growth (includes Brazil, China, India and South Africa)	—	—
Pearson VUE	480	376

Total	2,111	2,030

The recoverable amount of each aggregated CGU is based on fair value less costs of disposal. Goodwill is tested at least annually for impairment. Other than goodwill there are no intangible assets with indefinite lives. The goodwill is generally denominated in the currency of the relevant cash flows and therefore the impairment review is not materially sensitive to exchange rate fluctuations.

Key assumptions

For the purpose of estimating the fair value less costs of disposal of the CGUs, management has used an income approach based on present value techniques. The calculations use cash flow projections based on financial budgets approved by management covering a five-year period, management’s best estimate about future developments and market assumptions. The fair value less costs of disposal measurement is categorised as Level 3 on the fair value hierarchy. The key assumptions used by management in the fair value less costs of disposal calculations were:

Discount rates The discount rate is based on the risk-free rate for government bonds, adjusted for a risk premium to reflect the increased risk in investing in equities. The risk premium adjustment is assessed for each specific CGU. The average post-tax discount rates range from 7.9% to 15.8%. Discount rates are lower for those businesses which operate in more mature markets with low inflation and higher for those operating in emerging markets with higher inflation.

Perpetuity growth rates A perpetuity growth rate of 2.0% was used for cash flows subsequent to the approved budget period for CGUs operating in mature markets. This perpetuity growth rate is a conservative rate and is considered to be lower than the long-term historical growth rates of the underlying territories in which the CGU operates and the long-term growth rate prospects of the sectors in which the CGU operates. CGU growth rates between 3.0% and 6.5% were used for cash flows subsequent to the approved budget period for CGUs operating in emerging markets with high inflation. These growth rates are also below the long-term historical growth rates in these markets.

The key assumptions used by management in setting the financial budgets for the initial five-year period were as follows:

Forecast sales growth rates Forecast sales growth rates are based on past experience adjusted for the strategic direction and near-term investment priorities within each CGU. Key assumptions include growth in Online Program Management, Virtual Schools and Professional Certification, stabilisation in UK Qualifications and US Assessments, and ongoing pressures in the US Higher Education Courseware market. The five-year sales forecasts use average nominal growth rates between 2% and 3% for mature markets and between (1)% and 12% for emerging markets with high inflation.

Operating profits Operating profits are forecast based on historical experience of operating margins, adjusted for the impact of changes to product costs and cost-saving initiatives, including the impact of the implementation of our cost efficiency programme.

Cash conversion Cash conversion is the ratio of operating cash flow to operating profit. Management forecasts cash conversion rates based on historical experience.

Sensitivities

Impairment testing for the year ended 31 December 2018 has identified the following CGUs, or groups of CGUs, as being sensitive to changes in assumptions. The table below shows the headroom at 31 December 2018 and the cumulative impact of changes in the assumptions used in calculating the fair value.

All figures in £ millions	Headroom at 31 December 2018	1% increase in average discount rate	5% decrease in annual contribution	10% decrease in annual contribution	1% decrease in perpetuity growth rate
Headroom/(impairment)
North America	356	128	27	(301)	167
Core	210	67	84	(42)	83
Brazil	20	(8)	3	(14)	(4)

The above analysis is performed at the exchange rates used in the Group’s strategic planning process. CGU contribution excludes fixed costs and corporate overheads. The goodwill related to the Brazil CGU was fully impaired in prior years, and the intangibles related to the Brazil CGU are amortised over their useful economic life.

2016 impairment tests

At the end of 2016, following trading in the final quarter of the year, it became clear that the underlying issues in the US higher education courseware business market were more severe than anticipated. These issues related to declining student enrolments, changes in buying patterns of students and correction of inventory levels by distributors and bookshops. As a result, in January 2017, strategic plans and estimates for future cash flows were revised and we determined during the goodwill impairment review that the fair value less costs of disposal of the North America CGU no longer supported the carrying value of this goodwill and as a consequence impaired goodwill by £2,548m.